UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS RREEF Real Estate Securities Fund

	Shares	Value ($)

Common Stocks 100.0%
Real Estate Investments Trusts (“REITs”) 99.5%
Apartments 16.6%
American Campus Communities, Inc.	873,550	23,454,818
Apartment Investment & Management Co. "A"	1,693,535	24,979,641
AvalonBay Communities, Inc. (a)	537,106	39,063,719
BRE Properties, Inc.	952,494	29,813,062
Education Realty Trust, Inc.	1,142,000	6,772,060
Equity Residential	1,404,325	43,112,778
Post Properties, Inc.	549,553	9,891,954

		177,088,032

Diversified 9.3%
Colonial Properties Trust	429,679	4,180,777
Digital Realty Trust, Inc. (a)	985,420	45,043,548
Duke Realty Corp.	1,750,150	21,019,302
PS Business Parks, Inc.	212,470	10,903,960
Washington Real Estate Investment Trust	626,710	18,049,248

		99,196,835
Health Care 17.2%
Cogdell Spencer, Inc.	1,015,928	4,876,454
HCP, Inc. (a)	1,918,894	55,149,014
Health Care REIT, Inc. (a)	1,020,625	42,478,412
LTC Properties, Inc.	220,291	5,295,796
Nationwide Health Properties, Inc. (a)	1,331,349	41,258,506
Senior Housing Properties Trust	1,785,658	34,123,924

		183,182,106
Hotels 4.5%
DiamondRock Hospitality Co.*	1,132,127	9,170,229
Host Hotels & Resorts, Inc.	2,463,993	29,001,197
Sunstone Hotel Investors, Inc. (a)	1,465,850	10,407,535

		48,578,961
Industrial 5.8%
AMB Property Corp.	1,273,050	29,216,497
ProLogis	2,704,827	32,241,538

		61,458,035
Office 17.0%
BioMed Realty Trust, Inc.	1,446,676	19,964,129
Boston Properties, Inc.	1,101,856	72,226,661
Government Properties Income Trust*	224,600	5,392,646
Kilroy Realty Corp.	626,616	17,382,328
SL Green Realty Corp. (a)	611,794	26,827,167
Vornado Realty Trust (a)	610,686	39,334,285

		181,127,216
Regional Malls 14.5%
Simon Property Group, Inc. (a)	1,972,295	136,936,442
Taubman Centers, Inc.	428,012	15,442,673
The Macerich Co.	79,629	2,415,147

		154,794,262
Shopping Centers 6.1%
Kimco Realty Corp.	461,167	6,013,618
Ramco-Gershenson Properties Trust	602,400	5,373,408
Regency Centers Corp. (a)	1,439,945	53,349,962

		64,736,988
Specialty Services 0.5%
Entertainment Properties Trust (a)	159,223	5,435,873
Storage 8.0%
Public Storage (a)	1,004,744	75,596,939
Sovran Self Storage, Inc.	325,300	9,898,879

		85,495,818

Total Real Estate Investment Trusts (REITs)		1,061,094,126
Other 0.5%
NRDC Acquisition Corp.*	479,650	4,959,581

Total Common Stocks (Cost $798,384,218)		1,066,053,707

Securities Lending Collateral 25.5%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $272,135,105)	272,135,105	272,135,105
Cash Equivalents 1.1%
Cash Management QP Trust, 0.18% (b) (Cost $11,703,949)	11,703,949	11,703,949
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,082,223,272) †	126.6	1,349,892,761
Other Assets and Liabilities, Net	(26.6)	(283,384,638)

Net Assets	100.0	1,066,508,123

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $1,182,496,139. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $167,396,622. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $273,087,853 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $105,691,231.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $264,800,779 which is 24.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)	$ 1,066,053,707	$ —	$ —	$ 1,066,053,707
Short-Term Investments(d)	272,135,105	11,703,949	—	283,839,054
Total	$ 1,338,188,812	$ 11,703,949	$ —	$ 1,349,892,761
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009